Property and Equipment	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT
10.	PROPERTY AND EQUIPMENT

The Company’s property and equipment used to conduct day-to-day business are recorded at cost less accumulated depreciation. Depreciation expenses are calculated using straight-line method over the estimated useful life below:

Property and equipment consist of the following:

	Useful Life (years)	December 31, 2013	December 31, 2012
Furniture and fixtures	5	$23,201	$22,479
Vehicles	4	244,220	236,617
Electronic equipment	3	126,026	120,454
Leasehold improvement	3	181,410	123,006
Less: accumulated depreciation		(320,062)	(199,930)
Property and equipment, net		$254,795	$302,626

Depreciation expense totaled $112,201 and $66,323 for the year ended December 31, 2013 and 2012, respectively.